Annual Total Returns (Vanguard Small-Cap Value Index Fund - ETF Shares ETF) (Vanguard Small-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Annual Total Return
2013	36.57%
2012	18.78%
2011	(4.05%)
2010	24.97%
2009	30.52%
2008	(31.99%)
2007	(6.96%)
2006	19.40%
2005	6.20%